Trade and other payables	6 Months Ended
Mar. 31, 2026
Trade and other payables
Trade and other payables
7.	Trade and other payables

	31 March	30 September
	2026	2025
	$’000	$’000
Current liabilities
Trade payables	807	47
Other tax and social security	1,536	3,167
Other creditors	605	774
Accruals	2,251	3,203
Deferred income	360	444
Total	5,559	7,635

Trade payables and accruals relate to amounts payable at the balance sheet date for services received during the period. The Group has financial risk management policies in place to ensure that all payables are paid within the credit timeframe. The carrying amount of financial liabilities recorded at amortised costs in the financial statements approximate their fair value.